CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues
Total revenues	$ 104,418,809	$ 89,811,240
Cost of revenues	66,672,658	79,592,036
Gross profit	37,746,151	10,219,204
Operating expenses:
Sales and marketing	8,220	15,268
General and administrative	43,014,172	12,206,031
Impairment expense	40,569,772	8,632,773
Amortization and depreciation	17,981,914	11,360,425
Total operating expenses	101,574,078	32,214,497
Gain (loss) from operations	(63,827,927)	(21,995,293)
Other income (expense):
Unrealized gain (loss) on marketable securities	(413,188)	165,275
Gain (loss) on disposition of assets	(1,219,913)	57,200
Gain on deconsolidation of subsidiary		177,550
Loss on conversion of debt	(17,403,367)
Interest income	73,474	60,364
Interest expense	(26,668,529)	(4,695,234)
Interest expense - related parties	(444,333)	(121,458)
Other income (loss)	(216,151)	127,540
Total other income (expense)	(46,292,007)	(4,228,763)
Loss before provision for income taxes	(110,119,934)	(26,224,056)
Provision for income taxes	(117,004)	(126,869)
Consolidated net loss	(110,236,938)	(26,350,925)
Less: Net loss attributable to noncontrolling interests	(5,095)	(4,161,105)
Net loss attributable to Vivakor, Inc.	(110,231,843)	(22,189,820)
Series A Preferred Stockholder Dividends	5,086,250	853,200
Net loss to common shareholders	$ (115,318,093)	$ (23,043,020)
Basic net loss per share	$ (318.01)	$ (151.32)
Diluted net loss per share	$ (318.01)	$ (151.32)
Basic weighted average common shares outstanding	362,628	152,285
Diluted weighted average common shares outstanding	362,628	152,285
Revenues [Member]
Revenues
Total revenues	$ 84,193,403	$ 58,612,151
Revenues Related Party [Member]
Revenues
Total revenues	$ 20,225,406	$ 31,199,089